Principal                                                Principal Life
   Financial                                             Insurance Company
   Group
                                                         Princor Financial
                                                         Services Corporation

May 16, 2001



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549


Re:      Principal Life Insurance Company
         Variable Life Separate Account
         Survivorship Flexible Premium Variable
         Universal Life Insurance Policy, Form S-6
         File Number 333-71521


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of prospectus that would have been filed on behalf of the Registrant pursuant to Rule 497(b) upon the effectiveness of the Registration Statement, would not have differed from that contained in the most recent Registration Statement and the text of the most recent Registration Statement was filed electronically on April 26, 2001.

Comments or questions concerning this certificate may be directed to Kathy Arterburn at 1-800-247-4123, ext. 75477.

Very truly yours

/s/ Kathy Arterburn

Kathy Arterburn
Registered Products Associate

/ksa

The Principal Home Office: Des Moines, Iowa USA 50392-0200 (800) 451-5447 Securities offered through Princor Financial Services Corporation, Des Moines, IA 50392-0200 FAX (515) 248-4745 Principal Life and Princor are members of the Principal Financial Group